Subsequent Events	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 11 - Subsequent Events

On July 13, 2018, the Company issued 340,278 restricted shares of common stock in exchange for consulting services provided during the period ended June 30, 2018, and for future services unrendered. The expense of the restricted share grant will be expensed ratably over the term of the consulting contract. The restricted shares are subject to various provisions that prevent the stockholders from selling, transferring or pledging the shares until the earlier of twelve months after the Company’s common stock is quoted and traded on a public exchange or October 1, 2019.

On July 23, 2018, the Company issued 70,000 stock options to purchase common stock to employees with an exercise price of $1.50, vesting over a period of four years from the commencement date. The Company also issued 109,000 stock options to purchase common stock to a consultant, with an exercise price of $1.50, vesting over a period of four years from the commencement date.

Note 7—Subsequent Events

The Company has evaluated the period subsequent to March 31, 2019 for any events that did not exist at the balance sheet date but arose after that date and determined that no subsequent events arose that should be disclosed in order to keep the financial statements from being misleading.